As filed with the Securities and Exchange Commission on September 26, 2014

Securities Act Registration No. 033-48907

Investment Company Act Registration No. 811-58433

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 99	[Ö]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 99	[Ö]

BMO FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

111 East Kilbourn Avenue, Suite 200
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (800) 236-3863

John M. Blaser

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

 (Name and Address of Agent for Service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 27, 2014 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 97 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on June 18, 2014 and, pursuant to Rule 485(a)(2), would have become effective on September 2, 2014.

Post-Effective Amendment No. 98 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of extending the date upon which the Amendment was to become effective to September 29, 2014.

This Post-Effective Amendment No. 99 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 27, 2014 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 99 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 99 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 26th day of September, 2014.

BMO FUNDS, INC.

(Registrant)

By:  /s/ John M. Blaser

       John M. Blaser

       President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 99 to its Registration Statement has been signed below on September 26, 2014 by the following persons in the capacities indicated.

Signature	Title

/s/ John M. Blaser John M. Blaser	President (principal executive officer) and Director

/s/ Timothy M. Bonin Timothy M. Bonin	Chief Financial Officer and Treasurer (principal financial officer)

* Larry D. Armel	Director

* Ridge A. Braunschweig	Director

* Christopher B. Begy	Director

* Benjamin M. Cutler	Director

* John A. Lubs	Director

* James Mitchell	Director

* Barbara J. Pope	Director

*By:

/s/ John M. Blaser

John M. Blaser

Attorney in fact pursuant to Power of Attorney filed with Post-Effective Amendment No. 87 to the
Registration Statement on Form N-1A

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